Derivative Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Derivative Financial Instruments

NOTE 7. DERIVATIVE FINANCIAL INSTRUMENTS
FORWARD EXCHANGE CONTRACT WITH NO DELIVERY OF THE UNDERLYING ASSET
The Electronic Open Market (Mercado Abierto Electrónico, MAE) and the Rosario Forward Market (ROFEX) have trading areas for the closing, recording and settlement of forward financial transactions between their Agents, including Banco Galicia. In general, the settlement of these transactions is made without delivering the underlying asset. The settlement is carried out daily in Argentine pesos for the difference, if any, between the closing price traded of the underlying asset and the closing price or value of the underlying asset of the previous day, the price difference impacting on Income.
The transactions are recorded in Off-balance Sheet Items The accrued balances pending settlement are disclosed in the “Derivative Financial Instruments” line, in Assets and/or Liabilities, as appropriate.
INTEREST RATE SWAPS
These transactions are traded within the scope of the MAE and feature the daily or monthly settlement in Argentine pesos of the variation between the cash flows calculated at a variable rate (Private Badlar for a period of 30 to 35 days) and the cash flows calculated at a fixed rate or vice versa on the notional agreed, the price difference impacting on Income.
The amounts of transactions as of December 31, 2022, and 2021 are as follows:

	Underlying Asset	Type of Settlement	12.31.22(*)	12.31.21(*)
Currency Forward Transactions
Purchases	Foreign currency	Daily difference	171,179,833	149,481,259
Sales	Foreign currency	Daily difference	133,683,779	112,475,076
Customers´ Purchases	Foreign currency	Daily difference	16,063,178	19,795,639
Customers´ Sales	Foreign currency	Daily difference	78,450,690	61,162,843
Repurchase Transactions
Forward Purchases	Government Securities	With delivery of the underlying asset	—	630,222
Forward Sales	Government Securities	With delivery of the underlying asset	126,196,373	398,928,496
Options
Put options taken	Government Securities	With delivery of the underlying asset	250,818,157	—
Put options taken	Foreign currency	With delivery of the underlying asset	37,280,188	—
(*)Notional values.
For further details, refer to Schedule O.